NYSE Euronext

Received SEC

APR 2 6 2010

Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERT M/S

[redacted]

10011724

1-0 9531

April 26, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TELEFONICA S.A. Fixed Rate Senior Notes due 2015 of Telefonica Emisiones, S.A.U., and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 22, 2010. Tentative listing date – April 27, 2010.

Sincerely,

Edwin Mecabe